Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)
Significant Accounting Policies [Abstract]
Foreign currency translation gain | $	$ 776	$ 0
Number of reportable segments | Segment	2